Note 11 - Investment in R-NAV, LLC	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
1 1 .	Investment in R-NAV, LLC

In
July 2014,
Navidea formed a joint enterprise with Essex Woodlands-backed Rheumco, LLC, to develop and commercialize radiolabeled diagnostic and therapeutic products for rheumatologic and arthritic diseases. The joint enterprise, called R-NAV, LLC, combine
d Navidea’s proprietary Manocept
CD206
macrophage targeting platform and Rheumco’s proprietary Tin-
117m
radioisotope technology to focus on leveraging the platforms across several indications with high unmet medical need, including the detection and treatment of RA and veterinary osteoarthritis.

Both Rheumco and Navidea contributed licenses for intellectual property and technology to R-NAV in exchange for common units in R-NAV. The contributions of these licenses were recorded using the carryover basis. R-NAV was initially capitalized through a
$4.0
million investment from
third
-party private investors, and the technology contributions from Rheumco and Navidea. Navidea committed an additional
$1.0
million investment to be paid over
three
years, with
$333,334
in cash contributed at inception and a promissory note in the principal amount of
$666,666,
payable in
two
equal installments on the
first
and
second
anniversaries of the transaction.
A principal payment of
$333,333
was made on the note payable to R-NAV in
July 2015.
In exchange for its capital and in-kind investment, the Company received
3,500,000
Common Units and
1,000,000
Series A preferred units of R-NAV (“Series A Units”). The Company was to receive an additional
500,000
Series A Units for management and technical services associated with the programs described above performed by the Company for R-NAV pursuant to a services agreement.

Navidea initially owned approximately
33.7%
of the combined entity. At
December 31, 2015,
Navidea own
ed approximately
27.3%
of R-NAV. Joint oversight over certain aspects of R-NAV was shared between Navidea and the other investors; Navidea did not
control the operations of R-NAV. Navidea had
three
-year call options to acquire, at its sole discretion, all of the equity of R-NAV’s TcRA Imaging, Inc. subsidiary (“TcRA”) for
$10.5
million prior to the launch of a Phase
3
clinical trial for its development program, and all of the equity of R-NAV’s SnRA Theragnostics, Inc. subsidiary at fair value upon completion of radiochemistry and biodistribution studies for its development program.

Effective
May 31, 2016,
Navidea terminated its joint venture with R-NAV. Under the terms of the agreement, Navidea (
1
) transferred all of its shares of R-NAV, consisting of
1,500,000
Series A Preferred Units and
3,500,000
Common Units, to R-NAV; and (
2
) paid
$110,000
in cash to R-NAV. In exchange, R-NAV (
1
) transferred all of its shares of TcRA to Navidea, thereby returning the technology licensed to TcRA to Navidea; and (
2
) forgave the
$333,333
remaining on the promissory note. Neither Navidea nor R-NAV has any further obligations of any kind to either party. As a result of this transaction, the Company recognized a loss on disposal of the investment in R-NAV of
$39,732
during
2016.

Navidea
’s investment in R-NAV was being accounted for using the equity method of accounting. In accordance with current accounting guidance, the Company's initial contributions of cash and note payable totaling
$1.0
million were allocated between the investment in R-NAV and the call option on TcRA based on the relative fair values of the assets. As a result, we recorded an initial equity investment in R-NAV of
$727,000
and a call option asset of
$273,000
as non-current assets at the time of the initial investment. Navidea's equity in the loss of R-NAV was
$15,159,
$305,253
and
$523,809
for the years ended
December 31, 2016,
2015
and
2014,
respectively. Navidea’s equity in the loss of R-NAV exceeded our initial investment in R-NAV. As such, the carrying value of the Company’s investment in R-NAV was
$0
as of
May 31, 2016.

The Company
’s obligation to provide
$500,000
of in-kind services to R-NAV was being recognized as those services were provided. The Company provided
$15,000,
$64,000
and
$39,000
of in-kind services during the years ended
December 31, 2016,
2015
and
2014,
respectively. As of
May 31, 2016,
the Company had
$383,000
of in-kind services remaining to provide under this obligation. This obligation ceased on
May 31, 2016
under the terms of the agreement.

Navidea provided additional services to R-NAV in support of its development activities. Such services were immaterial to Navidea
’s overall operations. See Note
13.